Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 3.6%
91,184	ALS Ltd.	$555,183
16,236	Altium Ltd.	382,494
318,980	Boral Ltd.	821,236
40,918	Carsales.com Ltd.	539,936
4,510	CSL Ltd.	873,597
192,126	Harvey Norman Holdings Ltd.	512,553
34,358	IDP Education Ltd.	327,710
156,948	Link Administration Holdings Ltd.	447,970
25,502	Woolworths Group Ltd.	707,409
		5,168,088
	BELGIUM — 0.3%
4,838	Solvay S.A.	377,925
	CANADA — 2.8%
39,442	CAE, Inc.	588,869
13,284	Descartes Systems Group, Inc.*	747,851
6,478	George Weston Ltd.	489,272
8,200	Loblaw Cos. Ltd.	425,396
27,552	Methanex Corp.	509,712
13,940	Open Text Corp.	627,718
39,852	Suncor Energy, Inc.	628,067
		4,016,885
	DENMARK — 1.8%
4,838	Chr Hansen Holding A/S	550,728
4,264	Coloplast A/S - Class B	728,420
13,612	Demant A/S*	422,279
8,200	GN Store Nord A/S	501,869
10,496	H Lundbeck A/S	383,103
		2,586,399
	FINLAND — 0.6%
66,256	Stora Enso Oyj - R Shares	835,187
	FRANCE — 3.4%
4,264	Air Liquide S.A.	703,888
18,860	Cie de Saint-Gobain*	695,152
4,510	Cie Generale des Etablissements Michelin	471,124
4,100	Dassault Systemes S.E.	747,116
4,018	EssilorLuxottica S.A.*	533,094
5,740	Pernod Ricard S.A.	990,982
16,236	Sanofi - ADR	851,578
		4,992,934

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 3.9%
5,740	Continental AG	$560,380
5,740	Fresenius Medical Care A.G. & Co. KGaA*	506,487
10,086	HeidelbergCement AG	562,940
5,822	Merck KGaA	743,872
13,366	Nemetschek S.E.	986,250
5,330	Puma S.E.*	414,971
820	Rational AG	490,643
6,478	Siemens AG	829,757
4,838	Symrise AG	606,705
		5,702,005
	IRELAND — 0.8%
3,936	Flutter Entertainment PLC*	592,540
8,610	Kingspan Group PLC	618,516
		1,211,056
	ISRAEL — 0.2%
100,040	ICL Group Ltd.	314,330
	ITALY — 1.7%
77,818	Davide Campari-Milano N.V.	783,364
1,640	Ferrari N.V.	297,988
14,678	Interpump Group S.p.A.	480,434
11,972	Moncler S.p.A.*	461,515
35,670	Salvatore Ferragamo S.p.A.*	480,428
		2,503,729
	JAPAN — 34.1%
8,200	ABC-Mart, Inc.	432,763
65,600	Amada Co., Ltd.	439,898
16,400	Asahi Intecc Co., Ltd.	457,270
49,200	Asics Corp.	544,443
8,200	Bandai Namco Holdings, Inc.	451,454
16,400	Benesse Holdings, Inc.	426,248
41,000	Brother Industries Ltd.	633,633
24,600	Calbee, Inc.	780,602
32,800	Canon, Inc.	519,936
16,400	Capcom Co., Ltd.	640,613
32,800	Casio Computer Co., Ltd.	518,695
8,200	CyberAgent, Inc.	461,458
65,600	Daicel Corp.	435,555
16,400	Denso Corp.	599,973
24,600	Ebara Corp.	578,413
16,400	en-japan, Inc.	392,589
16,400	Ezaki Glico Co., Ltd.	756,947

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
16,400	Fancl Corp.	$469,990
24,600	Fuji Electric Co., Ltd.	667,757
65,600	Fuji Media Holdings, Inc.	577,017
16,400	FUJIFILM Holdings Corp.	731,664
8,200	Fujitsu Ltd.	1,095,091
16,400	Hamamatsu Photonics KK	707,311
8,200	Harmonic Drive Systems, Inc.	454,478
8,200	Hisamitsu Pharmaceutical Co., Inc.	357,146
16,400	Hitachi Construction Machinery Co., Ltd.	468,438
8,200	Horiba Ltd.	418,803
49,200	Infomart Corp.	304,795
41,000	Japan Airlines Co., Ltd.	663,686
8,200	Japan Airport Terminal Co., Ltd.	281,916
8,200	Justsystems Corp.	632,082
24,600	Kaneka Corp.	574,690
8,200	Kao Corp.	592,218
41,000	Komatsu Ltd.	801,154
24,600	Konami Holdings Corp.	748,028
106,600	Konica Minolta, Inc.	280,288
49,200	K's Holdings Corp.	632,857
16,400	Kyocera Corp.	906,475
24,600	Kyowa Kirin Co., Ltd.	604,937
16,400	Lion Corp.	423,301
16,400	M3, Inc.	834,503
16,400	Mani, Inc.	419,423
16,400	Matsumotokiyoshi Holdings Co., Ltd.	545,219
16,400	MISUMI Group, Inc.	386,849
98,400	Mitsubishi Chemical Holdings Corp.	526,574
16,400	Morinaga & Co., Ltd.	594,855
24,600	Nexon Co., Ltd.	635,184
32,800	NGK Spark Plug Co., Ltd.	437,106
8,200	Nihon Kohden Corp.	281,916
16,400	Nihon M&A Center, Inc.	794,174
24,600	Nippon Telegraph & Telephone Corp.	568,525
57,400	Nippon Television Holdings, Inc.	618,897
16,400	Nissan Chemical Corp.	857,770
8,200	Nitto Denko Corp.	461,458
24,600	Nomura Research Institute Ltd.	645,887
82,000	NSK Ltd.	542,892
82,000	Oji Holdings Corp.	341,247
16,400	OKUMA Corp.	630,531
24,600	Olympus Corp.	438,230
32,800	Ono Pharmaceutical Co., Ltd.	919,349

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,800	Pan Pacific International Holdings Corp.	$745,469
24,600	Park24 Co., Ltd.	330,389
8,200	Pigeon Corp.	317,592
16,400	Rohto Pharmaceutical Co., Ltd.	504,890
32,800	Sanrio Co., Ltd.	474,643
73,800	Sanwa Holdings Corp.	629,600
24,600	Sapporo Holdings Ltd.	421,362
8,200	SCSK Corp.	414,149
16,400	Shimadzu Corp.	412,753
32,800	Showa Denko KK	675,048
32,800	Skylark Holdings Co., Ltd.	454,478
24,600	Sosei Group Corp.*	318,988
229,600	Sumitomo Chemical Co., Ltd.	657,985
90,200	Sumitomo Rubber Industries Ltd.	747,330
16,400	Suntory Beverage & Food Ltd.	616,570
16,400	Suzuki Motor Corp.	538,549
49,200	Takara Holdings, Inc.	420,664
16,400	Toho Co., Ltd.	486,276
16,400	Toho Gas Co., Ltd.	710,413
16,400	TOTO Ltd.	612,693
8,200	Toyo Suisan Kaisha Ltd.	496,359
16,400	Trend Micro, Inc.	953,939
24,600	Tsumura & Co.	612,150
8,200	Workman Co., Ltd.	770,907
16,400	Yaskawa Electric Corp.	540,566
32,800	Yokogawa Electric Corp.	497,289
114,800	Z Holdings Corp.	604,782
24,600	Zensho Holdings Co., Ltd.	442,535
		49,353,569
	NETHERLANDS — 1.9%
3,362	ASML Holding N.V.	1,189,207
5,002	Koninklijke DSM N.V.	766,566
9,840	Wolters Kluwer N.V.	777,970
		2,733,743
	NEW ZEALAND — 0.5%
28,864	a2 Milk Co., Ltd.*	400,707
81,016	Spark New Zealand Ltd.	266,066
		666,773
	SINGAPORE — 0.3%
221,400	SATS Ltd.	442,380

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 0.8%
8,364	Amadeus IT Group S.A. - Class A	$418,958
26,896	Industria de Diseno Textil S.A.	716,238
		1,135,196
	SWEDEN — 4.4%
12,464	AddTech A.B.	582,436
16,892	Atlas Copco A.B. - Class A	747,433
46,084	Dometic Group A.B.*,1	448,826
31,406	Elekta A.B. - Class B	321,964
31,488	Epiroc A.B. - Class A	440,417
27,634	Getinge A.B. - B Shares	663,043
36,408	Hennes & Mauritz AB - B Shares	565,651
53,300	Husqvarna AB - Class B	508,986
31,242	Sandvik AB*	580,967
28,126	SKF AB - Class B	519,324
35,916	Tele2 A.B. - B Shares	509,539
33,702	Trelleborg AB - Class B*	521,682
		6,410,268
	SWITZERLAND — 2.7%
13,284	Cie Financiere Richemont S.A.	825,048
1,476	Geberit A.G.	816,448
9,512	Novartis A.G. - ADR	781,316
2,460	Roche Holding AG	854,794
246	SGS S.A.	646,571
		3,924,177
	UNITED KINGDOM — 5.4%
14,186	Burberry Group PLC	233,204
26,486	Coca-Cola HBC A.G.	696,300
159,900	ConvaTec Group PLC[1]	426,873
7,544	Croda International PLC	567,356
96,350	DS Smith PLC	330,312
38,212	GVC Holdings PLC	333,318
36,982	IMI PLC	506,746
82,082	JD Sports Fashion PLC	652,429
7,216	Reckitt Benckiser Group PLC	729,835
6,560	Renishaw PLC	416,380
59,860	Sage Group PLC	573,062
15,170	Smith & Nephew PLC - ADR	603,918
33,128	Smiths Group PLC	589,161
5,166	Spirax-Sarco Engineering PLC	699,057
25,010	Weir Group PLC	392,759
		7,750,710

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 28.6%
6,232	Activision Blizzard, Inc.	$514,950
2,542	Adobe, Inc.*	1,129,462
1,968	Advance Auto Parts, Inc.	295,476
6,560	Agilent Technologies, Inc.	631,925
3,280	Alexion Pharmaceuticals, Inc.*	336,167
656	Align Technology, Inc.*	192,746
15,826	Amdocs Ltd.	982,795
4,838	Amphenol Corp. - Class A	511,667
4,592	Analog Devices, Inc.	527,391
2,296	Apple, Inc.	975,892
1,804	Becton, Dickinson and Co.	507,537
246	Booking Holdings, Inc.*	408,884
10,660	Bristol-Myers Squibb Co.	625,316
4,510	Broadridge Financial Solutions, Inc.	605,873
6,970	Brown-Forman Corp. - Class B	483,300
2,132	Cintas Corp.	643,587
9,840	Cisco Systems, Inc.	463,464
1,394	Cooper Cos., Inc.	394,404
18,204	Corteva, Inc.	519,906
4,346	Danaher Corp.	885,715
14,924	DENTSPLY SIRONA, Inc.	665,610
3,526	Dollar Tree, Inc.*	329,152
4,756	Eaton Corp. PLC	442,926
8,856	eBay, Inc.	489,560
2,214	Edwards Lifesciences Corp.*	173,600
2,952	Electronic Arts, Inc.*	418,062
3,280	Eli Lilly and Co.	492,951
15,334	Emerson Electric Co.	950,861
3,116	Expedia Group, Inc.	252,427
3,116	F5 Networks, Inc.*	423,464
2,378	Facebook, Inc. - Class A*	603,227
11,972	Fastenal Co.	563,163
6,232	Gilead Sciences, Inc.	433,311
11,726	Hasbro, Inc.	853,184
7,626	Henry Schein, Inc.*	524,135
1,230	Illumina, Inc.*	470,057
7,380	Intel Corp.	352,247
2,706	Intuit, Inc.	829,037
5,248	Ionis Pharmaceuticals, Inc.*	302,075
17,548	Juniper Networks, Inc.	445,368
1,968	Lam Research Corp.	742,251
22,140	Molson Coors Beverage Co. - Class B	830,693
16,400	NetApp, Inc.	726,520

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,132	NVIDIA Corp.	$905,226
24,600	OGE Energy Corp.	809,340
1,968	Palo Alto Networks, Inc.*	503,651
2,952	Parker-Hannifin Corp.	528,172
5,330	PayPal Holdings, Inc.*	1,045,053
12,136	PPG Industries, Inc.	1,306,440
4,428	Qorvo, Inc.*	567,448
4,756	QUALCOMM, Inc.	502,281
5,412	Seagate Technology PLC	244,731
8,446	SEI Investments Co.	441,979
2,378	Snap-on, Inc.	346,879
14,104	Southwest Airlines Co.	435,673
3,034	Stryker Corp.	586,472
4,674	Synopsys, Inc.*	931,154
2,296	Take-Two Interactive Software, Inc.*	376,590
26,486	Textron, Inc.	925,421
1,968	Thermo Fisher Scientific, Inc.	814,654
4,756	Tractor Supply Co.	678,871
1,148	Ulta Beauty, Inc.*	221,553
1,148	Universal Display Corp.	200,269
3,526	Varian Medical Systems, Inc.*	503,231
13,530	Walgreens Boots Alliance, Inc.	550,806
12,628	Western Digital Corp.	544,267
2,296	Workday, Inc. - Class A*	415,392
4,018	Xilinx, Inc.	431,332
7,380	Xylem, Inc.	538,592
11,234	Zimmer Biomet Holdings, Inc.	1,515,017
4,100	Zoetis, Inc.	621,888
		41,442,720
	TOTAL COMMON STOCKS
	(Cost $129,444,001)	141,568,074
	TOTAL INVESTMENTS — 97.8%
	(Cost $129,444,001)	141,568,074
	Other Assets in Excess of Liabilities — 2.2%	3,115,761
	TOTAL NET ASSETS — 100.0%	$144,683,835

ADR –	American Depository Receipt
PLC –	Public Limited Company

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2020 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $875,699, which respresents 0.61% of total net assets of the Fund.